UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

1.    Name and address of issuer:
      The Camelot Funds (formerly The Fairmont Fund Trust)
      1346 South Third Street
      Louisville, KY  40208

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and Classes of securities of the issuer, check the box but do not
      list series or classes):     X___


3.    Investment Company Act File Number: 811-3139
      Securities Act File Number: 2-70825


4(a). Last day of fiscal year for which this Form is filed:
      December 31, 1998

4(b). ____ Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).

4(c). ____ Check box if this is the last time the issuer will be filing this Form.


5.    Calculation of registration fee:

(i)   Aggregate sale price of securities sold during the fiscal
      year pursuant to section 24(f):                    $ 1,166,930

(ii)  Aggregate price of securities redeemed or repurchased
      during the fiscal year:         $ 7,657,202

(iii) Aggregate price of securities redeemed or repurchased
      during any prior fiscal year ending no earlier than
      October 11, 1995 that were not previously used to
      reduce registration fees payable to the
      Commission:                     $   294,504

(iv)  Total available redemption credits
      [add Items 5(ii) and 5(iii)]:                     -$ 7,951,706

(v)  Net sales - if Item 5(i) is greater than Item 5(iv)
     [subtract Item 5(iv) from Item 5(i)]:               $         0

(vi) Redemption credits available for use                $ 6,784,776
     in future years - if Item 5(i) is less than
     Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:

(vii)Multiplier for determining registration fee         x   .000278

(viii)Registration fee due (multiply Item 5(v) by
     Item 5(vii) (enter "0" if no fee is due):         = $         0

6.   Prepaid Shares
     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of
     shares or other units) deducted here:    0          .  If there
     is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number
     here:   2,569,880  .

7.   Interest due - if this Form is being filed more than 90 days
     after the end of the issuer's fiscal year:        + $         0


8.   Total of the amount of the registration fee due plus any
     interest due [line 5(viii) plus line 7]:          = $         0

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: ____________

     Method of Delivery:                ______  Wire Transfer
                                        ______  Mail or other means


                            SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title): ___/s/____________________________________
                                    Louis T. Young, Treasurer

Date: March 30, 1999

 *Please print the name and title of the signing officer below the signature